Related Party Transactions (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions (Textual) [Abstract]
Deposits from principal officers, directors, and their affiliates	$ 1.9	$ 2.6